Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 97.4%
Auto Components - 3.1%
Clarios Global LP / Clarios US Finance Co.
6.25%, 05/15/2026 (A)	$ 30,000	$ 29,820
8.50%, 05/15/2027 (A) (B)	120,000	119,524
Dana, Inc.
4.50%, 02/15/2032	377,000	318,003
5.63%, 06/15/2028 (B)	274,000	258,068
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027	130,000	121,722
5.00%, 07/15/2029 (B)	115,000	101,307
9.50%, 05/31/2025	18,000	18,579
Patrick Industries, Inc.
7.50%, 10/15/2027 (A)	194,000	191,953

		1,158,976

Automobiles - 0.0% (G)
Ford Motor Co.
6.10%, 08/19/2032 (B)	13,000	12,751

Banks - 3.5%
Barclays PLC
Fixed until 11/02/2025, 7.33% (C), 11/02/2026	200,000	209,850
Citigroup, Inc.
Fixed until 12/10/2025 (D), 4.00% (C)	318,000	294,181
Fixed until 09/12/2024 (D), 5.00% (C)	135,000	129,262
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (C), 06/01/2032 (A)	600,000	476,278
JPMorgan Chase & Co.
Fixed until 02/01/2025 (D), 4.60% (C)	203,000	189,932

		1,299,503

Beverages - 1.2%
Primo Water Holdings, Inc.
4.38%, 04/30/2029 (A)	520,000	453,565

Biotechnology - 0.9%
Grifols Escrow Issuer SA
4.75%, 10/15/2028 (A)	400,000	347,848

Building Products - 1.7%
Builders FirstSource, Inc.
4.25%, 02/01/2032 (A)	12,000	10,325
5.00%, 03/01/2030 (A)	128,000	119,352
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (A)	556,000	416,511
Standard Industries, Inc.
4.38%, 07/15/2030 (A)	23,000	19,662
5.00%, 02/15/2027 (A)	88,000	83,392

		649,242

Capital Markets - 2.2%
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028 (A)	253,000	237,883
LPL Holdings, Inc.
4.00%, 03/15/2029 (A)	457,000	407,735
4.63%, 11/15/2027 (A) (B)	50,000	47,582

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
MSCI, Inc.
3.63%, 09/01/2030 (A)	$ 143,000	$ 124,343

		817,543

Chemicals - 0.5%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (A)	25,000	21,419
7.50%, 09/30/2029 (A)	72,000	51,850
Avient Corp.
7.13%, 08/01/2030 (A)	72,000	72,533
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
5.13%, 04/01/2029 (A)	76,000	54,751

		200,553

Commercial Services & Supplies - 4.9%
Ashtead Capital, Inc.
4.00%, 05/01/2028 (A)	400,000	375,467
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.38%, 03/01/2029 (A) (B)	178,000	159,132
5.75%, 07/15/2027 (A) (B)	287,000	269,697
Covanta Holding Corp.
4.88%, 12/01/2029 (A)	33,000	28,783
5.00%, 09/01/2030	414,000	352,472
Garda World Security Corp.
4.63%, 02/15/2027 (A)	196,000	178,381
6.00%, 06/01/2029 (A)	76,000	63,437
Harsco Corp.
5.75%, 07/31/2027 (A)	231,000	195,426
Stericycle, Inc.
5.38%, 07/15/2024 (A)	186,000	184,209

		1,807,004

Communications Equipment - 1.4%
CommScope Technologies LLC
6.00%, 06/15/2025 (A)	162,000	153,419
CommScope, Inc.
4.75%, 09/01/2029 (A)	127,000	105,177
6.00%, 03/01/2026 (A)	290,000	278,922

		537,518

Construction & Engineering - 0.6%
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.63%, 08/01/2029 - 04/01/2030 (A)	45,000	37,553
6.63%, 01/15/2028 (A)	200,000	182,440

		219,993

Construction Materials - 1.5%
Advanced Drainage Systems, Inc.
5.00%, 09/30/2027 (A)	555,000	528,287
6.38%, 06/15/2030 (A) (B)	31,000	30,801

		559,088

Consumer Finance - 2.1%
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	400,000	347,551
6.95%, 03/06/2026	220,000	225,036
7.35%, 11/04/2027	216,000	226,530

		799,117

Transamerica Funds	Page 1

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging - 3.5%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028 (A) (B)	$ 400,000	$ 351,012
Cascades, Inc. / Cascades USA, Inc.
5.13%, 01/15/2026 (A)	365,000	340,251
5.38%, 01/15/2028 (A)	61,000	56,775
Graphic Packaging International LLC
3.50%, 03/15/2028 - 03/01/2029 (A)	204,000	182,362
4.13%, 08/15/2024	99,000	97,410
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024 (A)	98,000	97,931
7.88%, 08/15/2026 (A) (E)	71,000	71,621
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/2027 (A)	78,000	70,005
Trident TPI Holdings, Inc.
9.25%, 08/01/2024 (A)	31,000	30,248

		1,297,615

Diversified Consumer Services - 0.2%
WW International, Inc.
4.50%, 04/15/2029 (A)	133,000	70,854

Diversified Financial Services - 1.3%
Dana Financing Luxembourg SARL
5.75%, 04/15/2025 (A)	274,000	271,260
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.25%, 10/01/2025 (A)	78,000	75,097
United Wholesale Mortgage LLC
5.50%, 11/15/2025 - 04/15/2029 (A)	146,000	131,126

		477,483

Diversified Telecommunication Services - 4.0%
Frontier Communications Holdings LLC
5.00%, 05/01/2028 (A)	156,000	140,876
6.00%, 01/15/2030 (A) (B)	46,000	37,613
8.75%, 05/15/2030 (A)	25,000	25,895
Hughes Satellite Systems Corp.
6.63%, 08/01/2026	199,000	192,457
Iliad Holding SASU
6.50%, 10/15/2026 (A)	400,000	378,782
Level 3 Financing, Inc.
3.63%, 01/15/2029 (A)	18,000	13,392
3.75%, 07/15/2029 (A)	216,000	158,274
4.25%, 07/01/2028 (A)	83,000	65,777
Lumen Technologies, Inc.
5.13%, 12/15/2026 (A) (B)	435,000	370,837
5.38%, 06/15/2029 (A) (B)	46,000	31,868
Telecom Italia Capital SA
6.00%, 09/30/2034	53,000	42,262
6.38%, 11/15/2033	19,000	15,957

		1,473,990

Electric Utilities - 2.1%
Pattern Energy Operations LP / Pattern Energy Operations, Inc.
4.50%, 08/15/2028 (A)	831,000	762,443

Electrical Equipment - 0.1%
Atkore, Inc.
4.25%, 06/01/2031 (A)	23,000	20,205

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components - 0.5%
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	$ 196,000	$ 177,458

Energy Equipment & Services - 1.6%
CSI Compressco LP / CSI Compressco Finance, Inc.
7.50%, 04/01/2025 (A)	88,000	82,634
Sunnova Energy Corp.
5.88%, 09/01/2026 (A) (B)	372,000	334,362
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 09/01/2027	196,000	190,071

		607,067

Entertainment - 0.4%
Netflix, Inc.
4.88%, 06/15/2030 (A) (B)	137,000	135,301

Equity Real Estate Investment Trusts - 5.0%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026 (A)	282,000	250,275
3.75%, 09/15/2030 (A)	260,000	197,906
6.00%, 04/15/2025 (A)	50,000	48,896
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/2032 (A)	82,000	71,040
Iron Mountain, Inc.
4.50%, 02/15/2031 (A)	15,000	12,853
5.25%, 03/15/2028 (A)	420,000	397,572
iStar, Inc.
5.50%, 02/15/2026	72,000	72,540
MPT Operating Partnership LP / MPT Finance Corp.
3.50%, 03/15/2031	323,000	226,096
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
5.88%, 10/01/2028 (A)	94,000	86,476
7.50%, 06/01/2025 (A)	150,000	152,062
SBA Communications Corp.
3.13%, 02/01/2029	339,000	287,195
3.88%, 02/15/2027	55,000	50,799

		1,853,710

Food & Staples Retailing - 0.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP
4.63%, 01/15/2027 (A)	293,000	277,779

Food Products - 2.5%
Darling Ingredients, Inc.
5.25%, 04/15/2027 (A)	454,000	442,764
6.00%, 06/15/2030 (A)	12,000	11,940
Kraft Heinz Foods Co.
3.88%, 05/15/2027	77,000	74,885
Post Holdings, Inc.
4.50%, 09/15/2031 (A)	27,000	23,245
4.63%, 04/15/2030 (A)	321,000	282,480
5.50%, 12/15/2029 (A)	79,000	73,213
5.63%, 01/15/2028 (A)	38,000	36,779

		945,306

Health Care Equipment & Supplies - 0.3%
Medline Borrower LP
3.88%, 04/01/2029 (A)	145,000	123,692

Transamerica Funds	Page 2

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services - 5.1%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029 (A)	$ 159,000	$ 149,493
AdaptHealth LLC
4.63%, 08/01/2029 (A)	5,000	4,350
5.13%, 03/01/2030 (A)	12,000	10,680
6.13%, 08/01/2028 (A)	240,000	227,045
DaVita, Inc.
3.75%, 02/15/2031 (A)	154,000	120,397
4.63%, 06/01/2030 (A)	147,000	123,745
Encompass Health Corp.
4.63%, 04/01/2031	5,000	4,401
4.75%, 02/01/2030	280,000	256,665
HCA, Inc.
3.50%, 09/01/2030	215,000	192,266
5.88%, 02/15/2026	166,000	168,640
Molina Healthcare, Inc.
4.38%, 06/15/2028 (A)	121,000	111,750
Tenet Healthcare Corp.
4.25%, 06/01/2029	44,000	39,178
6.13%, 10/01/2028 - 06/15/2030 (A) (B)	513,000	483,570

		1,892,180

Hotels, Restaurants & Leisure - 6.7%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028 (A)	63,000	57,581
Boyd Gaming Corp.
4.75%, 12/01/2027 (B)	154,000	146,403
Boyne USA, Inc.
4.75%, 05/15/2029 (A)	311,000	281,716
GLP Capital LP / GLP Financing II, Inc.
5.25%, 06/01/2025	215,000	213,405
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030	372,000	350,692
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031 (A)	366,000	317,388
5.00%, 06/01/2029 (A)	131,000	117,160
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029 (A)	133,000	86,152
NCL Corp. Ltd.
5.88%, 03/15/2026 (A)	192,000	167,430
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026 (A)	14,000	12,145
Travel & Leisure Co.
4.50%, 12/01/2029 (A)	170,000	146,223
5.65%, 04/01/2024	242,000	240,110
6.60%, 10/01/2025	75,000	74,621
Viking Cruises Ltd.
6.25%, 05/15/2025 (A)	293,000	266,682

		2,477,708

Household Durables - 1.9%
Beazer Homes USA, Inc.
6.75%, 03/15/2025	12,000	11,748
7.25%, 10/15/2029	145,000	133,944
KB Home
4.80%, 11/15/2029	70,000	62,820
7.25%, 07/15/2030	120,000	119,638
Meritage Homes Corp.
5.13%, 06/06/2027	123,000	117,773
6.00%, 06/01/2025	37,000	37,200

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Household Durables (continued)
Newell Brands, Inc.
4.88%, 06/01/2025	$ 215,000	$ 210,216

		693,339

Household Products - 1.7%
Central Garden & Pet Co.
4.13%, 04/30/2031 (A)	82,000	68,786
Energizer Holdings, Inc.
6.50%, 12/31/2027 (A)	300,000	292,575
Spectrum Brands, Inc.
3.88%, 03/15/2031 (A) (B)	186,000	149,959
5.50%, 07/15/2030 (A)	116,000	105,366

		616,686

Independent Power & Renewable Electricity Producers - 2.4%
Calpine Corp.
4.50%, 02/15/2028 (A)	166,000	153,179
5.00%, 02/01/2031 (A)	176,000	150,580
Clearway Energy Operating LLC
3.75%, 02/15/2031 (A)	20,000	16,859
4.75%, 03/15/2028 (A)	616,000	581,011

		901,629

Insurance - 1.1%
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 6.73% (C), 02/12/2067 (A)	117,000	100,064
Lincoln National Corp.
3-Month LIBOR + 2.36%, 7.01% (C), 05/17/2066	141,000	112,835
Ohio National Financial Services, Inc.
5.80%, 01/24/2030 (A)	200,000	189,910

		402,809

IT Services - 0.7%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc.
6.00%, 11/01/2029 (A)	104,000	92,040
Gartner, Inc.
3.75%, 10/01/2030 (A)	33,000	29,246
4.50%, 07/01/2028 (A)	98,000	93,099
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (A)	104,000	63,014

		277,399

Leisure Products - 0.2%
Mattel, Inc.
5.45%, 11/01/2041	64,000	54,794
6.20%, 10/01/2040	7,000	6,499

		61,293

Life Sciences Tools & Services - 0.5%
Charles River Laboratories International, Inc.
3.75%, 03/15/2029 (A)	152,000	135,288
4.00%, 03/15/2031 (A) (B)	52,000	45,876

		181,164

Machinery - 3.0%
Chart Industries, Inc.
7.50%, 01/01/2030 (A)	14,000	14,298
9.50%, 01/01/2031 (A) (B)	16,000	16,696

Transamerica Funds	Page 3

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery (continued)
Madison IAQ LLC
4.13%, 06/30/2028 (A)	$ 266,000	$ 234,989
5.88%, 06/30/2029 (A)	31,000	24,590
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (A)	127,000	115,535
SPX FLOW, Inc.
8.75%, 04/01/2030 (A) (B)	154,000	126,681
Vertiv Group Corp.
4.13%, 11/15/2028 (A)	172,000	148,994
Wabash National Corp.
4.50%, 10/15/2028 (A)	473,000	416,027

		1,097,810

Media - 14.4%
Arches Buyer, Inc.
4.25%, 06/01/2028 (A)	109,000	91,560
6.13%, 12/01/2028 (A) (B)	43,000	36,217
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031 - 01/15/2034 (A)	99,000	81,220
4.50%, 06/01/2033 (A)	40,000	32,500
4.75%, 02/01/2032 (A)	184,000	155,940
5.00%, 02/01/2028 (A)	225,000	209,936
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (A)	244,000	222,784
7.50%, 06/01/2029 (A) (B)	20,000	16,186
7.75%, 04/15/2028 (A) (B)	67,000	56,999
CSC Holdings LLC
4.50%, 11/15/2031 (A)	400,000	293,840
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (A)	60,000	4,425
Directv Financing LLC / Directv Financing Co-Obligor, Inc.
5.88%, 08/15/2027 (A)	127,000	115,037
DISH DBS Corp.
5.25%, 12/01/2026 (A)	113,000	97,383
5.75%, 12/01/2028 (A)	39,000	31,912
7.75%, 07/01/2026	137,000	111,266
DISH Network Corp.
11.75%, 11/15/2027 (A)	115,000	119,520
Gray Escrow II, Inc.
5.38%, 11/15/2031 (A)	165,000	125,041
Gray Television, Inc.
4.75%, 10/15/2030 (A)	455,000	335,562
7.00%, 05/15/2027 (A) (B)	184,000	167,390
iHeartCommunications, Inc.
6.38%, 05/01/2026	380,000	363,052
8.38%, 05/01/2027 (B)	133,000	118,842
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (A)	250,000	217,661
6.75%, 10/15/2027 (A)	180,000	174,304
Nexstar Media, Inc.
4.75%, 11/01/2028 (A) (B)	23,000	20,528
5.63%, 07/15/2027 (A)	317,000	302,773
Sinclair Television Group, Inc.
5.50%, 03/01/2030 (A) (B)	117,000	93,272
Sirius XM Radio, Inc.
3.13%, 09/01/2026 (A)	37,000	33,299
4.13%, 07/01/2030 (A)	290,000	248,327
Summer BC Bidco B LLC
5.50%, 10/31/2026 (A)	400,000	331,362
TEGNA, Inc.
4.63%, 03/15/2028	270,000	253,408
4.75%, 03/15/2026 (A)	34,000	32,857
Univision Communications, Inc.
6.63%, 06/01/2027 (A)	145,000	142,100
7.38%, 06/30/2030 (A)	9,000	8,826

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
UPC Broadband Finco BV
4.88%, 07/15/2031 (A)	$ 400,000	$ 351,908
VZ Secured Financing BV
5.00%, 01/15/2032 (A)	400,000	340,267

		5,337,504

Metals & Mining - 2.0%
Mineral Resources Ltd.
8.13%, 05/01/2027 (A)	45,000	45,338
8.50%, 05/01/2030 (A) (B)	140,000	144,637
New Gold, Inc.
7.50%, 07/15/2027 (A)	397,000	368,773
Novelis Corp.
3.25%, 11/15/2026 (A)	42,000	38,023
3.88%, 08/15/2031 (A)	12,000	10,128
4.75%, 01/30/2030 (A)	140,000	126,700

		733,599

Oil, Gas & Consumable Fuels - 1.9%
Cheniere Energy Partners LP
4.00%, 03/01/2031	196,000	175,843
DCP Midstream Operating LP
5.38%, 07/15/2025	74,000	73,850
Hess Midstream Operations LP
5.13%, 06/15/2028 (A)	225,000	211,882
NuStar Logistics LP
5.63%, 04/28/2027	98,000	94,054
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.50%, 03/01/2030	166,000	161,920

		717,549

Paper & Forest Products - 0.4%
Glatfelter Corp.
4.75%, 11/15/2029 (A) (B)	188,000	131,600

Personal Products - 0.6%
Coty, Inc.
5.00%, 04/15/2026 (A)	121,000	115,858
6.50%, 04/15/2026 (A) (B)	95,000	93,651

		209,509

Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028 (A)	88,000	84,949

Road & Rail - 1.6%
Hertz Corp.
4.63%, 12/01/2026 (A)	6,000	5,340
5.00%, 12/01/2029 (A)	239,000	195,382
Uber Technologies, Inc.
4.50%, 08/15/2029 (A)	146,000	129,986
6.25%, 01/15/2028 (A)	5,000	4,892
8.00%, 11/01/2026 (A)	250,000	254,731

		590,331

Software - 1.1%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029 (B)	22,000	18,881
NCR Corp.
5.00%, 10/01/2028 (A)	75,000	66,064
5.13%, 04/15/2029 (A)	107,000	93,193
5.25%, 10/01/2030 (A)	9,000	7,784
6.13%, 09/01/2029 (A) (B)	240,000	237,600

		423,522

Transamerica Funds	Page 4

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals - 0.4%
Western Digital Corp.
4.75%, 02/15/2026	$ 144,000	$ 139,051

Trading Companies & Distributors - 3.1%
Boise Cascade Co.
4.88%, 07/01/2030 (A)	469,000	421,404
Herc Holdings, Inc.
5.50%, 07/15/2027 (A)	147,000	140,752
United Rentals North America, Inc.
3.75%, 01/15/2032	156,000	134,330
4.00%, 07/15/2030	374,000	335,417
6.00%, 12/15/2029 (A)	130,000	131,950

		1,163,853

Wireless Telecommunication Services - 2.6%
Altice France SA
5.13%, 07/15/2029 (A)	240,000	187,632
Sprint LLC
7.88%, 09/15/2023	325,000	329,848
Vmed O2 Financing I PLC
4.75%, 07/15/2031 (A)	548,000	465,810

		983,290

Total Corporate Debt Securities (Cost $37,934,146)		36,202,378

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.7%
U.S. Treasury Bills
4.27% (F), 03/23/2023	280,400	278,660

Total Short-Term U.S. Government Obligation (Cost $278,776)		278,660

	Shares	Value
OTHER INVESTMENT COMPANY - 10.5%
Securities Lending Collateral - 10.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.30% (F)	3,888,283	3,888,283

Total Other Investment Company (Cost $3,888,283)		3,888,283

Total Investments (Cost $42,101,205)		40,369,321
Net Other Assets (Liabilities) - (8.6)%		(3,192,455)

Net Assets - 100.0%		$ 37,176,866

Transamerica Funds	Page 5

Transamerica High Yield ESG

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$36,202,378	$—	$36,202,378
Short-Term U.S. Government Obligation	—	278,660	—	278,660
Other Investment Company	3,888,283	—	—	3,888,283

Total Investments	$3,888,283	$36,481,038	$—	$40,369,321

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the total value of 144A securities is $27,283,852, representing 73.4% of the Fund’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $4,006,113, collateralized by cash collateral of $3,888,283 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $202,248. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Floating or variable rate securities. The rates disclosed are as of January 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2023. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	Rates disclosed reflect the yields at January 31, 2023.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	There were no transfers in or out of Level 3 during the period ended January 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

LIBOR	London Interbank Offered Rate

Transamerica Funds	Page 6

Transamerica High Yield ESG

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica High Yield ESG (the “Fund”) is a series of the Transamerica Funds.

Effective September 8, 2022, TAM has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Page 7